UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund

November 30, 2017

STD-QTLY-0118
1.841647.111

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.25% 8/15/22	$2,106,000	$2,589,557
7.875% 2/15/21	804,000	952,709
8% 11/15/21	3,503,000	4,297,469
8.125% 8/15/19	2,144,000	2,371,549
8.125% 5/15/21	1,966,000	2,369,721
8.125% 8/15/21	1,612,000	1,963,995
8.5% 2/15/20	1,062,000	1,217,152
8.75% 5/15/20	313,000	365,391
8.75% 8/15/20	2,043,000	2,415,528
8.875% 2/15/19	2,120,000	2,302,602
U.S. Treasury Notes:
0.75% 2/15/19	8,618,000	8,517,681
0.75% 7/15/19	8,322,000	8,186,768
0.75% 8/15/19	8,541,000	8,395,870
0.875% 4/15/19	8,029,000	7,934,597
0.875% 5/15/19	8,301,000	8,197,562
0.875% 6/15/19	8,834,000	8,716,673
0.875% 7/31/19	4,851,000	4,781,267
0.875% 9/15/19	8,291,000	8,157,891
1% 3/15/19	10,035,000	9,939,304
1% 6/30/19	3,904,000	3,858,555
1% 8/31/19	5,525,000	5,451,837
1% 9/30/19	6,826,000	6,730,276
1% 10/15/19	8,790,000	8,661,927
1% 11/15/19	8,498,000	8,369,866
1% 11/30/19	8,029,000	7,905,115
1.125% 1/15/19	8,351,000	8,297,501
1.125% 1/31/19	9,602,000	9,536,361
1.125% 2/28/19	9,449,000	9,378,133
1.125% 5/31/19	4,196,000	4,157,974
1.125% 12/31/19	7,505,000	7,401,513
1.125% 3/31/20	6,056,000	5,958,773
1.125% 4/30/20	9,810,000	9,642,540
1.125% 2/28/21	11,891,000	11,577,932
1.125% 6/30/21	11,953,000	11,588,807
1.125% 7/31/21	11,931,000	11,554,894
1.125% 8/31/21	12,394,000	11,988,290
1.125% 9/30/21	11,925,000	11,522,065
1.25% 12/15/18	7,907,000	7,870,863
1.25% 12/31/18	8,927,000	8,883,760
1.25% 1/31/19	8,531,000	8,485,679
1.25% 3/31/19	9,872,000	9,806,829
1.25% 4/30/19	17,138,000	17,019,507
1.25% 5/31/19	9,017,000	8,951,134
1.25% 6/30/19	8,958,000	8,886,616
1.25% 8/31/19	12,204,000	12,093,401
1.25% 10/31/19	5,260,000	5,206,989
1.25% 1/31/20	11,823,000	11,680,293
1.25% 2/29/20	7,692,000	7,594,047
1.25% 3/31/21	13,379,000	13,065,430
1.25% 10/31/21	13,066,000	12,673,510
1.375% 12/31/18	5,946,000	5,925,096
1.375% 2/28/19	7,517,000	7,483,526
1.375% 7/31/19	11,205,000	11,135,406
1.375% 9/30/19	9,059,000	8,993,181
1.375% 12/15/19	8,992,000	8,915,076
1.375% 1/15/20	8,861,000	8,780,697
1.375% 1/31/20	8,355,000	8,278,630
1.375% 2/15/20	8,259,000	8,177,700
1.375% 2/29/20	12,163,000	12,041,370
1.375% 3/31/20	14,242,000	14,089,566
1.375% 4/30/20	12,800,000	12,654,500
1.375% 5/31/20	8,975,000	8,869,474
1.375% 8/31/20	13,583,000	13,398,887
1.375% 9/15/20	9,682,000	9,551,142
1.375% 9/30/20	13,876,000	13,677,616
1.375% 10/31/20	12,365,000	12,178,076
1.375% 1/31/21	12,117,700	11,903,274
1.375% 4/30/21	12,673,000	12,415,085
1.375% 5/31/21	11,691,000	11,444,393
1.5% 12/31/18	11,616,000	11,590,590
1.5% 1/31/19	10,553,000	10,526,205
1.5% 2/28/19	11,541,000	11,507,639
1.5% 3/31/19	4,633,000	4,618,703
1.5% 5/31/19	14,150,000	14,095,279
1.5% 10/31/19	22,365,000	22,240,944
1.5% 11/30/19	15,190,000	15,101,589
1.5% 4/15/20	9,488,000	9,411,281
1.5% 5/15/20	8,145,000	8,075,322
1.5% 5/31/20	12,412,000	12,301,940
1.5% 6/15/20	8,857,000	8,777,425
1.5% 7/15/20	9,823,000	9,729,375
1.5% 8/15/20	10,355,000	10,253,068
1.5% 1/31/22	10,339,000	10,101,122
1.625% 3/31/19	12,105,000	12,085,140
1.625% 4/30/19	12,346,000	12,324,298
1.625% 6/30/19	11,760,000	11,733,356
1.625% 7/31/19	13,776,000	13,741,560
1.625% 8/31/19	13,804,000	13,765,715
1.625% 12/31/19	15,428,000	15,367,132
1.625% 3/15/20	8,771,000	8,728,858
1.625% 6/30/20	14,104,000	14,016,952
1.625% 7/31/20	12,656,000	12,572,451
1.625% 10/15/20	9,331,000	9,259,195
1.625% 11/15/20	6,475,000	6,446,925
1.625% 11/30/20	12,327,000	12,221,065
1.625% 8/15/22	8,171,000	7,995,770
1.625% 8/31/22	12,611,000	12,322,819
1.625% 11/15/22	10,174,000	9,931,175
1.75% 9/30/19	12,395,000	12,387,253
1.75% 11/30/19	7,490,000	7,484,150
1.75% 10/31/20	10,401,000	10,355,496
1.75% 12/31/20	12,478,800	12,408,119
1.75% 11/30/21	12,863,000	12,709,247
1.75% 2/28/22	9,953,000	9,822,756
1.75% 3/31/22	10,400,000	10,254,156
1.75% 4/30/22	10,280,000	10,127,005
1.75% 5/15/22	9,373,000	9,238,263
1.75% 5/31/22	13,716,000	13,501,152
1.75% 6/30/22	12,942,000	12,730,176
1.75% 9/30/22	9,898,000	9,718,985
1.875% 6/30/20	5,671,000	5,672,772
1.875% 11/30/21	11,188,000	11,118,075
1.875% 1/31/22	13,267,000	13,153,505
1.875% 2/28/22	11,868,000	11,761,837
1.875% 3/31/22	12,561,000	12,441,278
1.875% 4/30/22	12,031,000	11,909,750
1.875% 5/31/22	9,884,000	9,789,407
1.875% 7/31/22	11,942,000	11,805,320
1.875% 8/31/22	10,725,000	10,599,316
1.875% 9/30/22	12,723,000	12,567,938
1.875% 10/31/22	10,969,000	10,831,459
2% 7/31/20	9,662,000	9,692,194
2% 9/30/20	7,154,000	7,174,959
2% 11/30/20	9,511,000	9,533,291
2% 2/28/21	10,140,000	10,153,071
2% 5/31/21	9,495,000	9,495,742
2% 8/31/21	10,283,000	10,273,761
2% 10/31/21	11,836,000	11,814,270
2% 11/15/21	16,758,000	16,736,398
2% 12/31/21	14,110,000	14,068,111
2% 2/15/22	11,907,000	11,878,163
2% 7/31/22	10,059,000	10,004,383
2% 10/31/22	12,851,000	12,768,673
2% 11/30/22	25,144,000	24,970,154
2.125% 8/31/20	9,215,000	9,274,034
2.125% 1/31/21	8,359,000	8,404,713
2.125% 6/30/21	10,676,000	10,719,788
2.125% 8/15/21	13,989,000	14,039,819
2.125% 9/30/21	10,087,000	10,119,310
2.125% 12/31/21	10,428,000	10,455,292
2.125% 6/30/22	11,165,000	11,168,489
2.25% 3/31/21	9,164,000	9,243,827
2.25% 4/30/21	11,066,000	11,160,666
2.25% 7/31/21	9,674,000	9,750,712
2.375% 12/31/20	8,628,000	8,742,928
2.625% 8/15/20	12,028,000	12,262,452
2.625% 11/15/20	20,170,000	20,582,855
2.75% 2/15/19	8,155,000	8,254,389
3.125% 5/15/19	10,243,000	10,447,460
3.125% 5/15/21	12,337,000	12,807,348
3.375% 11/15/19	13,245,000	13,647,524
3.5% 5/15/20	10,790,000	11,214,435
3.625% 8/15/19	9,082,000	9,364,039
3.625% 2/15/20	16,512,000	17,157,000
3.625% 2/15/21	16,459,000	17,315,382
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,584,848,950)		1,567,312,338
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $3,878,014)	3,877,239	3,878,014
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,588,726,964)		1,571,190,352
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,325,580
NET ASSETS - 100%		$1,573,515,932

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,900
Total	$11,900

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,567,312,338	$--	$1,567,312,338	$--
Money Market Funds	3,878,014	3,878,014	--	--
Total Investments in Securities:	$1,571,190,352	$3,878,014	$1,567,312,338	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund

November 30, 2017

ITB-QTLY-0118
1.841646.111

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$8,502,416
6.125% 11/15/27	8,882,000	11,788,079
6.25% 8/15/23	5,557,000	6,761,306
6.375% 8/15/27	3,487,000	4,686,201
6.5% 11/15/26	4,300,000	5,726,559
6.625% 2/15/27	3,006,000	4,061,388
6.75% 8/15/26	3,230,000	4,343,088
6.875% 8/15/25	3,015,000	3,984,158
7.125% 2/15/23	3,713,000	4,617,899
7.5% 11/15/24	3,105,000	4,146,630
7.625% 2/15/25	3,128,000	4,234,163
U.S. Treasury Notes:
1.25% 7/31/23	23,774,000	22,551,868
1.375% 6/30/23	23,758,000	22,715,803
1.375% 8/31/23	24,759,000	23,622,601
1.375% 9/30/23	24,753,000	23,597,538
1.5% 2/28/23	24,095,000	23,284,617
1.5% 3/31/23	26,820,000	25,891,776
1.5% 8/15/26	55,144,000	51,249,455
1.625% 4/30/23	24,038,000	23,339,396
1.625% 5/31/23	25,513,000	24,746,613
1.625% 10/31/23	24,399,000	23,574,581
1.625% 2/15/26	54,412,000	51,336,447
1.625% 5/15/26	55,092,000	51,853,193
1.75% 1/31/23	26,000,000	25,465,781
1.75% 5/15/23	43,600,000	42,595,156
1.875% 8/31/24	24,997,000	24,334,970
2% 2/15/23	45,051,000	44,656,804
2% 4/30/24	24,565,000	24,142,789
2% 5/31/24	25,039,000	24,599,839
2% 6/30/24	24,076,000	23,637,742
2% 2/15/25	57,510,000	56,240,736
2% 8/15/25	57,736,000	56,274,558
2% 11/15/26	56,011,000	54,155,636
2.125% 12/31/22	25,583,200	25,540,228
2.125% 11/30/23	24,368,000	24,217,604
2.125% 2/29/24	25,179,000	24,960,651
2.125% 3/31/24	26,118,000	25,874,164
2.125% 7/31/24	25,686,000	25,403,053
2.125% 9/30/24	24,151,000	23,867,037
2.125% 11/30/24	23,428,000	23,129,659
2.125% 5/15/25	58,794,000	57,914,386
2.25% 12/31/23	24,871,000	24,859,342
2.25% 1/31/24	24,168,000	24,144,399
2.25% 10/31/24	25,720,000	25,616,517
2.25% 11/15/24	57,450,000	57,196,412
2.25% 11/15/25	58,522,200	58,000,987
2.25% 2/15/27	54,640,000	53,858,818
2.25% 8/15/27	54,633,000	53,770,823
2.25% 11/15/27	21,084,000	20,769,387
2.375% 8/15/24	59,114,000	59,351,841
2.375% 5/15/27	55,139,000	54,895,613
2.5% 8/15/23	38,417,000	38,993,255
2.5% 5/15/24	55,862,000	56,555,911
2.75% 11/15/23	50,380,000	51,818,585
2.75% 2/15/24	43,066,000	44,257,044
		1,661,715,502
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,683,488,223)		1,661,715,502
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $8,027,833)	8,026,228	8,027,834
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,691,516,056)		1,669,743,336
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(960,521)
NET ASSETS - 100%		$1,668,782,815

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,919
Total	$14,919

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,661,715,502	$--	$1,661,715,502	$--
Money Market Funds	8,027,834	8,027,834	--	--
Total Investments in Securities:	$1,669,743,336	$8,027,834	$1,661,715,502	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund

November 30, 2017

LBX-QTLY-0118
1.841649.111

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$44,131,000	$38,985,257
2.5% 2/15/45	47,504,000	44,442,219
2.5% 2/15/46	44,124,000	41,188,720
2.5% 5/15/46	44,128,000	41,166,597
2.75% 8/15/42	26,648,000	26,371,111
2.75% 11/15/42	32,808,000	32,444,036
2.75% 8/15/47	44,929,000	44,105,887
2.75% 11/15/47	17,646,000	17,335,127
2.875% 5/15/43	47,879,000	48,370,882
2.875% 8/15/45	48,458,500	48,821,939
2.875% 11/15/46	44,148,000	44,437,721
3% 5/15/42	17,447,000	18,069,231
3% 11/15/44	47,540,000	49,096,192
3% 5/15/45	48,452,000	50,009,656
3% 11/15/45	47,791,000	49,305,004
3% 2/15/47	44,149,000	45,545,902
3% 5/15/47	44,157,000	45,554,155
3.125% 11/15/41	16,637,000	17,610,524
3.125% 2/15/42	20,720,000	21,929,206
3.125% 2/15/43	33,284,000	35,165,326
3.125% 8/15/44	48,447,300	51,189,493
3.375% 5/15/44	48,402,300	53,412,694
3.5% 2/15/39	13,918,000	15,701,787
3.625% 8/15/43	38,890,000	44,667,292
3.625% 2/15/44	48,118,000	55,339,459
3.75% 8/15/41	18,967,000	22,164,718
3.75% 11/15/43	47,690,000	55,927,699
3.875% 8/15/40	18,553,000	22,057,778
4.25% 5/15/39	13,268,000	16,579,299
4.25% 11/15/40	19,568,000	24,524,972
4.375% 2/15/38	8,183,000	10,363,322
4.375% 11/15/39	15,348,000	19,507,548
4.375% 5/15/40	21,384,000	27,223,670
4.375% 5/15/41	16,691,000	21,322,753
4.5% 2/15/36	17,011,000	21,760,790
4.5% 5/15/38	8,701,000	11,200,838
4.5% 8/15/39	14,290,000	18,453,637
4.625% 2/15/40	25,380,000	33,353,881
4.75% 2/15/37	5,857,000	7,741,764
4.75% 2/15/41	21,460,000	28,782,387
5% 5/15/37	7,152,000	9,734,543
5.25% 11/15/28	9,741,000	12,351,284
5.25% 2/15/29	7,167,000	9,119,448
5.375% 2/15/31	14,519,000	19,228,034
5.5% 8/15/28	6,980,000	8,987,023
6.125% 8/15/29	5,694,900	7,808,464
6.25% 5/15/30	9,619,000	13,492,902
		1,401,952,171
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,350,283,940)		1,401,952,171
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $11,209,776)	11,207,534	11,209,776
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,361,493,716)		1,413,161,947
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,992,425)
NET ASSETS - 100%		$1,408,169,522

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,569
Total	$16,569

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,401,952,171	$--	$1,401,952,171	$--
Money Market Funds	11,209,776	11,209,776	--	--
Total Investments in Securities:	$1,413,161,947	$11,209,776	$1,401,952,171	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

November 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV5-QTLY-0118
1.9867819.102

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$30,087,000	$26,578,809
2.5% 2/15/45	32,725,700	30,616,427
2.5% 2/15/46	30,133,000	28,128,449
2.5% 5/15/46	31,137,000	29,047,415
2.75% 8/15/42	18,920,500	18,723,904
2.75% 11/15/42	22,011,100	21,766,914
2.75% 8/15/47	30,007,000	29,457,262
2.75% 11/15/47	11,198,000	11,000,723
2.875% 5/15/43	32,184,200	32,514,842
2.875% 8/15/45	33,871,100	34,125,133
2.875% 11/15/46	30,061,000	30,258,275
3% 5/15/42	11,878,700	12,302,343
3% 11/15/44	33,306,800	34,397,077
3% 5/15/45	34,406,800	35,512,925
3% 11/15/45	33,839,000	34,911,009
3% 2/15/47	31,583,000	32,582,306
3% 5/15/47	30,989,000	31,969,511
3.125% 11/15/41	12,664,700	13,405,783
3.125% 2/15/42	13,327,100	14,104,861
3.125% 2/15/43	22,240,600	23,497,715
3.125% 8/15/44	33,655,300	35,560,242
3.375% 5/15/44	33,811,800	37,311,849
3.5% 2/15/39	9,636,200	10,871,215
3.625% 8/15/43	26,817,600	30,801,480
3.625% 2/15/44	32,868,500	37,801,343
3.75% 8/15/41	13,647,700	15,948,617
3.75% 11/15/43	33,088,100	38,803,554
3.875% 8/15/40	13,087,700	15,560,048
4.25% 5/15/39	9,056,100	11,316,234
4.25% 11/15/40	13,881,800	17,398,342
4.375% 2/15/38	5,725,200	7,250,653
4.375% 11/15/39	10,118,200	12,860,390
4.375% 5/15/40	14,159,700	18,026,515
4.375% 5/15/41	11,550,700	14,756,019
4.5% 5/15/38	6,320,300	8,136,152
4.5% 8/15/39	9,451,000	12,204,711
4.625% 2/15/40	17,084,900	22,452,629
4.75% 2/15/41	14,756,900	19,792,116
		891,753,792
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $887,612,174)		891,753,792
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $6,642,149)	6,640,821	6,642,149
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $894,254,323)		898,395,941
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,409,742)
NET ASSETS - 100%		$894,986,199

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,995
Total	$7,995

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$891,753,792	$--	$891,753,792	$--
Money Market Funds	6,642,149	6,642,149	--	--
Total Investments in Securities:	$898,395,941	$6,642,149	$891,753,792	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

November 30, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

UYB-QTLY-0118
1.9868588.101

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
2.25% 8/15/46	$4,015,000	$3,546,845
2.5% 2/15/45	3,989,000	3,731,897
2.5% 2/15/46	211,000	196,964
2.5% 5/15/46	1,265,000	1,180,107
2.75% 8/15/42	2,303,000	2,279,070
2.75% 11/15/42	119,000	117,680
2.75% 8/15/47	827,000	811,849
2.875% 5/15/43	5,018,000	5,069,552
2.875% 8/15/45	4,048,000	4,078,360
2.875% 11/15/46	8,787,000	8,844,665
3% 5/15/42	2,350,000	2,433,811
3% 11/15/44	36,007,000	37,185,667
3% 5/15/45	21,848,000	22,550,379
3% 11/15/45	3,918,000	4,042,121
3% 2/15/47	25,052,000	25,844,661
3% 5/15/47	7,798,000	8,044,734
3.125% 11/15/41	191,000	202,176
3.125% 2/15/42	363,000	384,184
3.125% 2/15/43	198,000	209,192
3.125% 8/15/44	4,524,000	4,780,065
3.375% 5/15/44	24,914,000	27,492,988
3.625% 8/15/43	7,933,000	9,111,484
3.625% 2/15/44	2,085,000	2,397,913
3.75% 8/15/41	582,000	680,122
3.75% 11/15/43	27,300,000	32,015,649
3.875% 8/15/40	84,000	99,868
4.25% 5/15/39	122,000	152,448
4.25% 11/15/40	578,000	724,419
4.375% 2/15/38	100,000	126,645
4.375% 11/15/39	60,000	76,261
4.375% 5/15/40	7,791,000	9,918,613
4.375% 5/15/41	361,000	461,178
4.5% 2/15/36	3,610,000	4,617,980
4.5% 5/15/38	6,665,000	8,579,886
4.5% 8/15/39	3,618,000	4,672,166
4.625% 2/15/40	15,337,000	20,155,574
4.75% 2/15/37	13,000	17,183
4.75% 2/15/41	2,211,000	2,965,417
5% 5/15/37	219,000	298,080
5.25% 11/15/28	244,000	309,384
5.25% 2/15/29	3,103,000	3,948,325
5.375% 2/15/31	77,000	101,974
5.5% 8/15/28	10,094,000	12,996,419
6% 2/15/26	3,771,000	4,794,768
6.125% 11/15/27	3,054,000	4,053,231
6.125% 8/15/29	244,000	334,556
6.25% 8/15/23	77,000	93,687
6.25% 5/15/30	63,000	88,372
6.5% 11/15/26	39,000	51,939
6.625% 2/15/27	50,000	67,555
6.75% 8/15/26	23,000	30,926
6.875% 8/15/25	8,000	10,572
7.125% 2/15/23	1,275,000	1,585,731
7.25% 8/15/22	38,000	46,725
7.5% 11/15/24	3,579,000	4,779,643
7.625% 11/15/22	50,000	62,881
7.625% 2/15/25	79,000	106,937
7.875% 2/15/21	246,000	291,500
8% 11/15/21	17,000	20,856
8.125% 8/15/19	154,000	170,344
8.125% 5/15/21	245,000	295,311
8.125% 8/15/21	96,000	116,963
8.5% 2/15/20	2,586,000	2,963,798
8.75% 5/15/20	38,000	44,361
8.75% 8/15/20	216,000	255,386
8.875% 2/15/19	428,000	464,865
U.S. Treasury Notes:
0.75% 2/15/19	473,000	467,494
0.75% 7/15/19	202,000	198,718
0.875% 6/15/19	512,000	505,200
0.875% 9/15/19	228,000	224,340
1% 9/30/19	377,000	371,713
1% 10/15/19	3,750,000	3,695,361
1% 11/15/19	4,806,000	4,733,535
1.125% 1/15/19	10,772,000	10,702,992
1.125% 1/31/19	29,803,000	29,599,268
1.125% 2/28/19	37,492,000	37,210,792
1.125% 2/28/21	2,376,000	2,313,444
1.125% 6/30/21	381,000	369,391
1.125% 7/31/21	11,347,000	10,989,304
1.125% 8/31/21	9,563,000	9,249,961
1.125% 9/30/21	1,580,000	1,526,613
1.25% 12/31/18	10,849,000	10,796,450
1.25% 3/31/19	29,828,000	29,631,089
1.25% 4/30/19	32,989,000	32,760,912
1.25% 5/31/19	4,931,000	4,894,981
1.25% 6/30/19	25,788,000	25,582,502
1.25% 8/31/19	29,467,000	29,199,955
1.25% 3/31/21	9,048,000	8,835,938
1.25% 10/31/21	31,382,000	30,439,314
1.25% 7/31/23	1,145,000	1,086,140
1.375% 7/31/19	2,674,000	2,657,392
1.375% 9/30/19	29,824,000	29,607,310
1.375% 12/15/19	2,795,000	2,771,090
1.375% 1/15/20	29,323,000	29,057,260
1.375% 2/15/20	742,000	734,696
1.375% 2/29/20	123,000	121,770
1.375% 3/31/20	32,686,000	32,336,158
1.375% 4/30/20	11,238,000	11,110,256
1.375% 8/31/20	28,431,000	28,045,627
1.375% 9/15/20	29,656,000	29,255,181
1.375% 9/30/20	977,000	963,032
1.375% 10/31/20	19,903,000	19,602,123
1.375% 1/31/21	37,193,000	36,534,858
1.375% 4/30/21	1,812,000	1,775,123
1.375% 5/31/21	8,696,000	8,512,569
1.375% 6/30/23	186,000	177,841
1.375% 8/31/23	252,000	240,434
1.375% 9/30/23	6,179,000	5,890,566
1.5% 12/31/18	391,000	390,145
1.5% 1/31/19	330,000	329,162
1.5% 2/28/19	407,000	405,824
1.5% 10/31/19	639,000	635,456
1.5% 4/15/20	9,067,000	8,993,685
1.5% 5/15/20	7,013,000	6,953,006
1.5% 5/31/20	10,599,000	10,505,017
1.5% 6/15/20	18,748,000	18,579,561
1.5% 7/15/20	6,414,000	6,352,867
1.5% 8/15/20	29,527,000	29,236,344
1.5% 1/31/22	69,000	67,412
1.5% 2/28/23	24,787,000	23,953,344
1.5% 3/31/23	308,000	297,340
1.5% 8/15/26	3,918,000	3,641,291
1.625% 3/31/19	482,000	481,209
1.625% 4/30/19	27,000	26,953
1.625% 6/30/19	473,000	471,928
1.625% 7/31/19	7,825,000	7,805,438
1.625% 8/31/19	6,941,000	6,921,750
1.625% 12/31/19	334,000	332,682
1.625% 3/15/20	36,265,000	36,090,758
1.625% 7/31/20	96,000	95,366
1.625% 10/15/20	553,000	548,744
1.625% 11/30/20	22,495,000	22,301,684
1.625% 8/15/22	40,000	39,142
1.625% 8/31/22	15,416,000	15,063,720
1.625% 11/15/22	254,000	247,938
1.625% 4/30/23	204,000	198,071
1.625% 5/31/23	366,000	355,006
1.625% 10/31/23	144,000	139,134
1.625% 2/15/26	21,478,000	20,263,990
1.625% 5/15/26	17,357,000	16,336,598
1.75% 9/30/19	5,859,000	5,855,338
1.75% 10/31/20	357,000	355,438
1.75% 12/31/20	4,084,000	4,060,868
1.75% 11/30/21	30,864,000	30,495,079
1.75% 2/28/22	660,000	651,363
1.75% 3/31/22	517,000	509,750
1.75% 5/15/22	40,000	39,425
1.75% 5/31/22	34,734,000	34,189,925
1.75% 6/30/22	4,656,000	4,579,794
1.75% 9/30/22	385,000	378,037
1.75% 1/31/23	175,000	171,404
1.75% 5/15/23	287,000	280,386
1.875% 11/30/21	482,000	478,988
1.875% 1/31/22	1,773,000	1,757,833
1.875% 2/28/22	5,216,000	5,169,341
1.875% 3/31/22	30,944,000	30,649,065
1.875% 4/30/22	1,875,000	1,856,104
1.875% 5/31/22	6,821,000	6,755,721
1.875% 7/31/22	6,261,000	6,189,341
1.875% 8/31/22	425,000	420,020
1.875% 9/30/22	31,011,000	30,633,053
1.875% 10/31/22	448,000	442,383
1.875% 8/31/24	961,000	935,549
2% 2/28/21	48,000	48,062
2% 10/31/21	242,000	241,556
2% 11/15/21	147,000	146,811
2% 12/31/21	29,467,000	29,379,520
2% 2/15/22	210,000	209,491
2% 7/31/22	2,588,000	2,573,948
2% 10/31/22	8,589,000	8,533,977
2% 11/30/22	15,310,000	15,204,146
2% 2/15/23	8,751,000	8,674,429
2% 4/30/24	28,729,000	28,235,220
2% 5/31/24	30,062,000	29,534,741
2% 6/30/24	3,378,000	3,316,510
2% 2/15/25	10,083,000	9,860,465
2% 8/15/25	5,690,000	5,545,972
2% 11/15/26	4,012,000	3,879,103
2.125% 8/31/20	218,000	219,397
2.125% 1/31/21	433,000	435,368
2.125% 9/30/21	30,000	30,096
2.125% 12/31/21	275,000	275,720
2.125% 6/30/22	32,741,000	32,751,232
2.125% 12/31/22	261,000	260,562
2.125% 11/30/23	381,000	378,649
2.125% 2/29/24	18,871,000	18,707,353
2.125% 3/31/24	16,336,000	16,183,488
2.125% 7/31/24	15,218,000	15,050,364
2.125% 9/30/24	15,240,000	15,060,811
2.125% 5/15/25	34,892,000	34,369,983
2.25% 3/31/21	434,000	437,781
2.25% 12/31/23	28,257,000	28,243,755
2.25% 1/31/24	7,160,000	7,153,008
2.25% 11/15/24	1,775,000	1,767,165
2.25% 11/15/25	4,838,000	4,794,912
2.25% 2/15/27	35,123,000	34,620,851
2.25% 8/15/27	1,137,000	1,119,057
2.375% 8/15/24	3,028,000	3,040,183
2.375% 5/15/27	19,381,000	19,295,451
2.5% 8/15/23	2,190,000	2,222,850
2.5% 5/15/24	7,959,000	8,057,866
2.625% 11/15/20	380,000	387,778
2.75% 11/15/23	566,000	582,162
2.75% 2/15/24	1,132,000	1,163,307
3.125% 5/15/19	45,000	45,898
3.125% 5/15/21	357,000	370,611
3.375% 11/15/19	391,000	402,883
3.5% 5/15/20	408,000	424,049
3.625% 8/15/19	12,000	12,373
3.625% 2/15/20	492,000	511,219
3.625% 2/15/21	517,000	543,900
		1,622,182,358
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,626,034,644)		1,622,182,358
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $7,885,627)	7,884,051	7,885,628
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,633,920,271)		1,630,067,986
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,308,543)
NET ASSETS - 100%		$1,628,759,443

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,261
Total	$22,261

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,622,182,358	$--	$1,622,182,358	$--
Money Market Funds	7,885,628	7,885,628	--	--
Total Investments in Securities:	$1,630,067,986	$7,885,628	$1,622,182,358	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Long-Term Treasury Bond Index Fund

November 30, 2017

XS8-QTLY-0118
1.9870217.101

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$131,878,000	$116,500,819
2.5% 2/15/45	135,994,000	127,228,762
2.5% 2/15/46	131,902,000	123,127,425
2.5% 5/15/46	131,314,000	122,501,599
2.75% 8/15/42	84,910,000	84,027,732
2.75% 11/15/42	102,355,000	101,219,499
2.75% 8/15/47	130,357,000	127,968,819
2.75% 11/15/47	56,934,000	55,930,983
2.875% 5/15/43	134,271,000	135,650,425
2.875% 8/15/45	136,513,000	137,536,848
2.875% 11/15/46	131,498,000	132,360,956
3% 5/15/42	46,147,000	47,792,789
3% 11/15/44	136,602,000	141,073,582
3% 5/15/45	136,424,000	140,809,819
3% 11/15/45	136,437,000	140,759,282
3% 2/15/47	131,871,000	136,043,480
3% 5/15/47	128,212,000	132,268,707
3.125% 11/15/41	55,089,000	58,312,567
3.125% 2/15/42	65,949,000	69,797,743
3.125% 2/15/43	93,738,000	99,036,394
3.125% 8/15/44	137,302,000	145,073,507
3.375% 5/15/44	137,708,000	151,962,929
3.5% 2/15/39	44,209,000	49,875,005
3.625% 8/15/43	112,027,000	128,669,136
3.625% 2/15/44	143,421,000	164,945,354
3.75% 8/15/41	51,053,000	59,660,217
3.75% 11/15/43	141,824,000	166,321,882
3.875% 8/15/40	53,954,000	64,146,248
4.25% 5/15/39	33,801,000	42,236,726
4.25% 11/15/40	62,028,000	77,740,952
4.375% 2/15/38	20,968,000	26,554,825
4.375% 11/15/39	40,458,000	51,422,750
4.375% 5/15/40	68,256,000	86,895,754
4.375% 5/15/41	45,812,000	58,524,830
4.5% 2/15/36	49,090,000	62,796,848
4.5% 5/15/38	24,184,000	31,132,177
4.5% 8/15/39	38,620,000	49,872,601
4.625% 2/15/40	79,292,000	104,203,936
4.75% 2/15/37	17,040,000	22,523,419
4.75% 2/15/41	67,689,000	90,785,227
5% 5/15/37	18,762,000	25,536,841
5.25% 11/15/28	29,510,000	37,417,758
5.25% 2/15/29	26,483,000	33,697,549
5.375% 2/15/31	42,809,000	56,693,497
5.5% 8/15/28	19,962,000	25,701,855
6.125% 8/15/29	14,021,000	19,224,653
6.25% 5/15/30	26,566,000	37,265,042
		4,100,829,748
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,110,487,758)		4,100,829,748
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.13% (a)
(Cost $31,667,405)	31,661,073	31,667,405
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,142,155,163)		4,132,497,153
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,040,363)
NET ASSETS - 100%		$4,122,456,790

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,237
Total	$31,237

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,100,829,748	$--	$4,100,829,748	$--
Money Market Funds	31,667,405	31,667,405	--	--
Total Investments in Securities:	$4,132,497,153	$31,667,405	$4,100,829,748	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018